Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities

The following is a summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities by operating segment:

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2019	$	$	$	$	$

Revenue (1)	155,983	60,402	12,653	—	229,038

Production cost of sales	(79,339)	(45,491)	(10,362)	—	(135,192)
Depletion of mineral property	(10,631)	(2,177)	(2,314)	—	(15,122)
Depreciation and amortization of property, plant and equipment	(10,346)	(8,147)	(2,469)	—	(20,962)
Cost of sales	(100,316)	(55,815)	(15,145)	—	(171,276)

Gross profit from mining operations	55,667	4,587	(2,492)	—	57,762

Income (loss) from operations	39,879	(4,918)	(1,079)	(5,376)	28,506
Interest expense and other finance costs	(4,624)	(34)	(8)	(412)	(5,078)
Other income (expense)	(637)	105	25		(507)
Foreign currency exchange loss	(170)	(21)	(5)	(780)	(976)
Income (loss) before income tax	34,448	(4,868)	(1,067)	(6,568)	21,945

Income tax expense	(14,297)	1,450	319	—	(12,528)

Net income (loss) from operations	20,151	(3,418)	(748)	(6,568)	9,417

December 31, 2019	Peru	Mexico	Canada	Total
	$	$	$	$
Total assets	241,839	162,657	6,951	411,447
Non-current assets	175,244	131,810	91	307,147
Total liabilities	137,146	31,130	31,152	199,428

(1)	Includes provisional pricing adjustments of: $216 for Bolivar

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2018	$	$	$	$	$

Revenue (1)	168,657	52,451	11,263	—	232,371

Production cost of sales	(74,731)	(33,168)	(7,281)	—	(115,180)
Depletion of mineral property	(13,229)	(2,918)	(640)	—	(16,787)
Depreciation and amortization of property, plant and equipment	(4,626)	(8,197)	(1,799)	—	(14,622)
Cost of sales	(92,586)	(44,283)	(9,720)	—	(146,589)

Gross profit from mining operations	76,071	8,168	1,543	—	85,782

Income (loss) from operations	60,640	1,836	919	(5,083)	58,312
Interest expense and other finance costs	(2,637)	—	(997)	—	(3,634)
Other income (expense)	1,029	(1,967)	(347)	(3)	(1,288)
Foreign currency exchange loss	(26)	(1,694)	(299)	809	(1,210)
Income (loss) before income tax	59,006	(1,825)	(724)	(4,277)	52,180

Income tax expense	(24,068)	(1,768)	(504)	—	(26,340)

Net income (loss) from operations	34,938	(3,593)	(1,228)	(4,277)	25,840

December 31, 2018	Peru	Mexico	Canada
	$	$	$	$
Total assets	209,159	145,775	1,507	356,441
Non-current assets	163,222	121,654	67	284,943
Total liabilities	124,020	27,607	1,209	152,836

(1)	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.